Cash and Cash Equivalents - Disclosure Of Details of banks and other credit institutions, foreign currency, Geographical Areas (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Banks and other credit institutions, foreign currency	€ 35,441	€ 63,623
USD
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Banks and other credit institutions, foreign currency	30,686	63,109
GBP
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Banks and other credit institutions, foreign currency	3,356	237
NOK
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Banks and other credit institutions, foreign currency	29	44
SEK
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Banks and other credit institutions, foreign currency	1,024	125
DKK
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Banks and other credit institutions, foreign currency	€ 346	€ 108